FAIR VALUE MEASUREMENTS AND DERIVATIVE INSTRUMENTS (Financial Instruments Measured at Fair Value on a Recurring Basis) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash Equivalent	$ 50	$ 15
Restricted Cash	2	2	2
Rabbi Trust Investments	27	26	22
Total Assets	80	45	26
Liabilities
Liabilities	(30)	(25)	10
Net Total Assets (Liabilities)	50	20	16
Energy Contracts [Member]
Assets
Derivative Assets			2
Liabilities
Derivative Liability			(2)
Energy Contracts Cash Flow Hedge [Member]
Liabilities
Derivative Liability			(1)
Interest Rate Swap [Member]
Liabilities
Derivative Liability			(7)
Energy Related Derivative [Member]
Assets
Derivative Assets	1	2
Liabilities
Derivative Liability	(25)	(18)
Energy Contracts Cash Flow Hedge [Member]
Liabilities
Derivative Liability	(1)	(1)
Interest Rate Swap [Member]
Liabilities
Derivative Liability	(4)	(5)
Energy Contracts [Member]
Assets
Derivative Assets		1
Energy Contracts - No Regulatory Recovery [Member]
Assets
Derivative Assets		1
Liabilities
Derivative Liability		(1)
Level 1 [Member]
Assets
Cash Equivalent	50	15
Restricted Cash	2	2	2
Total Assets	52	17	2
Liabilities
Net Total Assets (Liabilities)	52	17	2
Level 2 [Member]
Assets
Rabbi Trust Investments	27	26	22
Total Assets	27	26	23
Liabilities
Liabilities	(17)	(14)	(7)
Net Total Assets (Liabilities)	10	12	16
Level 2 [Member] | Energy Contracts [Member]
Assets
Derivative Assets			1
Level 2 [Member] | Interest Rate Swap [Member]
Liabilities
Derivative Liability			(7)
Level 2 [Member] | Energy Related Derivative [Member]
Liabilities
Derivative Liability	(13)	(9)
Level 2 [Member] | Interest Rate Swap [Member]
Liabilities
Derivative Liability	(4)	(5)
Level 3 [Member]
Assets
Derivative Assets	1	2	1
Total Assets	1	2	1
Liabilities
Derivative Liability	(13)	(11)	(3)
Liabilities	(13)	(11)	(3)
Net Total Assets (Liabilities)	(12)	(9)	(2)
Level 3 [Member] | Energy Contracts [Member]
Assets
Derivative Assets			1
Liabilities
Derivative Liability			(2)
Level 3 [Member] | Energy Contracts Cash Flow Hedge [Member]
Liabilities
Derivative Liability			(1)
Level 3 [Member] | Energy Related Derivative [Member]
Assets
Derivative Assets	1	2
Liabilities
Derivative Liability	(12)	(9)
Level 3 [Member] | Energy Contracts Cash Flow Hedge [Member]
Liabilities
Derivative Liability	(1)	(1)
Level 3 [Member] | Energy Contracts [Member]
Assets
Derivative Assets		1
Level 3 [Member] | Energy Contracts - No Regulatory Recovery [Member]
Assets
Derivative Assets		1
Liabilities
Derivative Liability		(1)
Netting [Member]
Assets
Total Assets	(1)	(2)	(1)
Liabilities
Liabilities	1	2	1
Netting [Member] | Energy Contracts [Member]
Assets
Derivative Assets			(1)
Liabilities
Derivative Liability			1
Netting [Member] | Energy Related Derivative [Member]
Assets
Derivative Assets	(1)	(2)
Liabilities
Derivative Liability	1	1
Netting [Member] | Energy Contracts [Member]
Assets
Derivative Assets		(1)
Netting [Member] | Energy Contracts - No Regulatory Recovery [Member]
Assets
Derivative Assets		(1)
Liabilities
Derivative Liability		1
Net Fair Value [Member]
Assets
Cash Equivalent	50	15
Restricted Cash	2	2	2
Rabbi Trust Investments	27	26	22
Total Assets	79	43	25
Liabilities
Liabilities	(29)	(23)	(9)
Net Total Assets (Liabilities)	50	20	16
Net Fair Value [Member] | Energy Contracts [Member]
Assets
Derivative Assets			1
Liabilities
Derivative Liability			(1)
Net Fair Value [Member] | Energy Contracts Cash Flow Hedge [Member]
Liabilities
Derivative Liability			(1)
Net Fair Value [Member] | Interest Rate Swap [Member]
Liabilities
Derivative Liability			(7)
Net Fair Value [Member] | Energy Related Derivative [Member]
Liabilities
Derivative Liability	(24)	(17)
Net Fair Value [Member] | Energy Contracts Cash Flow Hedge [Member]
Liabilities
Derivative Liability	(1)	(1)
Net Fair Value [Member] | Interest Rate Swap [Member]
Liabilities
Derivative Liability	$ (4)	$ (5)